SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) - Service Based Stock Options [Member] - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Number of options
Outstanding at January 1, 2021	4,527,047
Granted	291,803
Exercised	(1,320,337)
Cancelled	(121,808)
Outstanding at June 30, 2021	3,376,705	4,527,047
Exercisable at June 30, 2021	1,400,371
Vested and expected to vest at June 30, 2021	2,885,881
Weighted average Exercise price
Outstanding at January 1, 2021	$ 3.24
Granted	5.89
Exercised	2.92
Cancelled	5.29
Outstanding at June 30, 2021	3.68	$ 3.24
Exercisable at June 30, 2021	4.07
Vested and expected to vest at June 30, 2021	$ 3.68
Weighted average Remaining contractual term ( in years)
Outstanding at June 30, 2021	25 years 4 months 28 days	21 years 9 months 14 days
Exercisable at June 30, 2021	3 years 6 months 18 days
Vested and expected to vest at June 30, 2021	3 years 6 months 10 days
Aggregate intrinsic value
Outstanding at January 1, 2021	$ 42,942
Exercised	20,394
Outstanding at June 30, 2021	59,893	$ 42,942
Exercisable at June 30, 2021	24,293
Vested and expected to vest at June 30, 2021	$ 51,236